Income Tax	12 Months Ended
May 31, 2017
Income Tax [Abstract]
INCOME TAX

NOTE 10 — INCOME TAX

Deferred taxes are provided on a liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carryforwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

The provision for Federal income tax consists of the following at May 31:

	2017	2016
Federal income tax benefit attributable to:
Current Operations	$541,179		$221,417
Less: valuation allowance	(541,179)		(221,417)
Net provision for Federal income taxes	$—	$

The valuation allowance increased by $319,762 in FY 2017 as a result of the Company using net operating losses from 2016 and generating additional net operating losses in 2017.

The cumulative tax effect at the expected rate of 34% of significant items comprising our net deferred tax amount is as follows at May 31:

	2017	2016
Deferred tax asset attributable to:
Net operating loss carryover	$616,461	$221,417
Less: valuation allowance	(616,461)	(221,417)
Net deferred tax asset	$—	$—

At May 31, 2017, we had net operating loss carryforwards of approximately $1,800,000 that may be offset against future taxable income through the year 2037. No tax benefit has been reported in the May 31, 2017, financial statements since the potential tax benefit is offset by a valuation allowance of the same amount.

The Company files income tax returns in the U.S. federal jurisdiction, and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years before 2014.

Due to the change in ownership provisions of the Tax Reform Act of 1986, net operating loss carryforwards for federal income tax reporting purposes are subject to annual limitations. Should a change in ownership occur, net operating loss carryforwards may be limited as to use in future years.